Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Liabilities [Abstract]
Revenue recognized from contract liabilities	$ 958,314
Performance obligations	$ 396,887